Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Information
Schedule of segment reporting information

	Year Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	USD
One-time commissions	340,649,991	635,273,151	1,042,685,658	160,257,852
Related party	167,913,206	424,823,991	739,901,443	113,720,770
Third party	172,736,785	210,449,160	302,784,215	46,537,082
Recurring management fee	144,171,383	261,480,460	365,045,532	56,106,471
Related party	144,171,383	261,480,460	365,045,532	56,106,471
Third party	—	—	—	—
Recurring service fees	117,615,074	123,582,471	105,403,427	16,200,210
Related party	24,169,424	12,810,384	10,081,396	1,549,482
Third party	93,445,650	110,772,087	95,322,031	14,650,728
Other service fees	—	111,090,051	199,568,639	30,673,138
Related party	—	17,015,845	117,757,338	18,098,971
Third party	—	94,074,206	81,811,301	12,574,167

Total revenues	602,436,448	1,131,426,133	1,712,703,256	263,237,671